EMPLOYEE RIGHTS UPON RETIREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EMPLOYEE RIGHTS UPON RETIREMENT [Abstract]
Contributions made to pension plan and other post retirement obligations	$ 114,000	$ 147,000	$ 156,000
Pension and other post retirement benefit plans expenses	449,000	392,000	506,000
Contribution plan funding	314,000	312,000	230,000
Gain (loss) on pension and other post retirement benefit plans	12,000	$ (78,000)	$ 154,000
Expected insurance contribution, year ending December 31, 2016	480,000
Expected insurance contribution attributable to contribution plan	$ 360,000